Share-Based Compensation Plans	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Share-Based Compensation Plans
29. Share-Based Compensation Plans
The Company offers equity based and cash based option plans to its employees, officers and directors through the Company’s stock option plan introduced in 2016, Cairn India’s stock option plan now administered by the Company pursuant to merger with the Company and Vedanta Resources Limited (earlier known as Vedanta Resources Plc) plans [Vedanta Resources Long-Term Incentive Plan (“LTIP”), Employee Share Ownership Plan (“ESOP”), Performance Share Plan (“PSP”) and Deferred Share Bonus Plan (“DSBP”)] collectively referred as ‘VRL ESOP’ scheme.
The Vedanta Limited Employee Stock Option Scheme (ESOS) 2016
The Company introduced an Employee Stock Option Scheme 2016 (“ESOS”), which was approved by the Vedanta Limited shareholders to provide equity settled incentive to all employees of the Company including subsidiary companies. The ESOS scheme includes tenure based, business performance based, sustained individual performance based and market performance based stock options. The maximum value of options that can be awarded to members of the wider management group is calculated by reference to the grade average cost-to-company
(“CTC”) and individual grade of the employee. The performance conditions attached to the option is measured by comparing Company’s performance in terms of Total Shareholder Return (“TSR”) over the performance period with the performance of two group of comparator companies (i.e. Indian and global comparator companies) defined in the scheme. The extent to which an option vests will depend on the Company’s TSR rank against a group or groups of peer companies at the end of the performance period and as moderated by the Remuneration Committee.

In respect of options granted during the year ended March 31, 2020, business performances will be measured using Volume, Cost, Net Sales Realisation, EBITDA or a combination of these for the respective business/ SBU entities. Further, vesting of some of the options will be based on sustained individual performance.
The exercise price of the options is
₹
 1 per share and the performance period is three years, with no re-testing
being allowed.
The details of share options for the year ended March 31, 2019 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2018	Options granted during the year	Options transferred from Parent/ fellow subsidiaries	Options forfeited during the year	Options exercised during the year	Options expired during the year	Options outstanding March 31, 2019	Options exercisable March 31, 2019
2016-17	December 15, 2019-June 14, 2020	7,098,602	—	—	590,376	—	—	6,508,226	—
2017-18	September 1, 2020 - February 28, 2021	9,617,340	—	—	1,342,947	—	—	8,274,393	—
2017-18	October 16, 2020 - April 15, 2021	11,570	—	—	444	—	—	11,126	—
2017-18	November 1, 2020 - April 30, 2021	28,740	—	—	1,102	—	—	27,638	—
2018-19	November 1, 2021 - April 30, 2022	—	13,793,980	—	227,780	—	—	13,566,200	—
2018-19	Cash settled	—	1,076,120	—	28,460	—	—	1,047,660	—

		16,756,252	14,870,100	—	2,191,109	—	—	29,435,243	—

The details of share options for the year ended March 31, 2020 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2019	Options granted during the year	Options transferred from Parent/ fellow subsidiaries	Options forfeited during the year	Options exercised during the year *	Options expired during the year	Options outstanding March 31, 2020	Options exercisable March 31, 2020
2016-17	December 15, 2019-June 14, 2020	6,508,226	—	—	4,819,269	620,441	—	1,068,516	1,068,516
2017-18	September 1, 2020-February 28, 2021	8,274,393	—	—	1,246,468	—	—	7,027,925	—
2017-18	October 16, 2020-April 15, 2021	11,126	—	—	—	—	—	11,126	—
2017-18	November 1, 2020-April 30, 2021	27,638	—	—	27,638	—	—	—	—
2018-19	November 1, 2021-April 30, 2022	13,566,200	—	—	2,146,154	—	—	11,420,046	—
2018-19	Cash settled	1,047,660	—	211,170	189,674	—	—	1,069,156	—
2019-20	November 29, 2022-May 28, 2023	—	16,713,640	—	832,310	—	—	15,881,330	—
2019-20	Cash settled	—	2,037,690	—	140,990	—	—	1,896,700	—

		29,435,243	18,751,330	211,170	9,402,503	620,441	—	38,374,799	1,068,516

*	excludes 58,420 options exercised during the year regarding which the transaction could not be completed before March 31, 2020 and hence, the corresponding shares were held by the Group.
The fair value of all options has been determined at the date of grant of the option allowing for the effect of any market-based performance conditions. This fair value, adjusted by the Group’s estimate of the number of options that will eventually vest as a result of non-market
conditions, is expensed over the vesting period.
Business Performance-Based and Sustained Individual Performance-Based Options:
The fair value of stock options following these types of vesting conditions have been estimated using the Black-Scholes-Merton Option Pricing model. The value arrived at under this model has been then multiplied by the expected % vesting based on business performance conditions (only for business performance-based options) and the expected multiplier on account of sustained individual performance (for both type of options). The inputs used in the Black-Scholes-Merton Option Pricing model include the share price considered as of the valuation date, exercise price as per the scheme/ plan of the options, expected dividend yield (estimated based on actual/ expected dividend trend of the company), expected tenure (estimated as the remaining vesting period of the options), the risk-free rate (considered as the zero coupon yield as of the valuation date for a term commensurate with the expected tenure of the options) and expected volatility (estimated based on the historical volatility of the return in company’s share prices for a term commensurate with the expected tenure of the options). The exercise period of 6 months post vesting period has not been considered as the options are expected to be exercised immediately post the completion of the vesting period.
Total Shareholder Returns-Based Options:
The fair value of stock options following this type of vesting condition has been estimated using the Monte Carlo Simulation method. This method has been used to simulate the expected share prices for Vedanta Limited and the companies of the comparator group over the vesting period of the options. Based on the simulated prices, the expected pay-off
at the end of the vesting period has been estimated and present valued to the valuation date. Further, based on the simulated share prices and expected dividends the relative rank of Vedanta Limited’s share price return has been estimated vis-à-vis
the Indian and Global Group of the Comparator Group. This rank has been used to estimate expected % vesting of the options under this type of vesting condition. The inputs to the monte carlo simulation method include expected tenure (estimated as the remaining vesting period of the options), the risk-free rate (considered as the zero coupon yield as of the valuation date for a term commensurate with the expected tenure of the options), expected dividend yield (estimated based on the actual dividend trend of the companies), expected volatility (estimated based on the historical volatility of the return in the company’s share prices for a term commensurate with the expected tenure of the options). The exercise period of 6 months post the vesting period has not been considered as the options are expected to be exercised immediately post the completion of the vesting period.

The assumptions used in the calculations of the charge in respect of the ESOS options granted during the year ended March 31, 2019 and March 31, 2020 are set out below:

Particulars	Year ended March 31, 2019	Year ended March 31, 2020

	ESOS November 2018	ESOS 2019
Number of Options	1,076,120 (cash settled) / 13,793,980 (equity settled)	2,037,690 (cash settled) / 16,713,640 (equity settled)
Exercise Price	₹ 1	₹ 1
Share Price at the date of grant	₹ 195.00	₹ 144.60
Contractual Life	3 years	3 years
Expected Volatility	44.3%	36.64%
Expected option life	3 years	3 years
Expected dividends	6.50%	7.96%
Risk free interest rate	7.70%	5.68%
Expected annual forfeitures	10% p.a.	10% p.a.
Fair value per option granted (Non-market performance based and market performance based)	₹ 159.9/ ₹ 96.3	₹ 102.30/ ₹ 72.12
Weighted average share price at the date of exercise of stock options was
₹

NA and
₹
 126.02
for the year ended
March 31, 2019
 and March 31, 2020 respectively
.
The weighted average remaining contractual life for the share options outstanding was

2.32 years and
2.28 years
for the year ended
March 31, 2019
 and March 31, 2020 respectively
.
The Company recognized total expense of
₹
 468 million,
₹
 822 million and
₹
 754 million ($ 10 million) related to equity settled share-based payment transactions for the year ended March 31, 2018, March 31, 2019 and March 31, 2020 respectively. During the previous
year, the Company also introduced cash settled share-based plan. The total expense recognised on account of cash settled share based plan during the year ended March
 31, 2019 was
₹
 8 million and for the year ended March

31, 2020
was
₹
 5 million ($ 0 million). The carrying value of cash settled share based compensation liability as at March
 31, 2019 was
₹
 8 million and as at March

31, 2020
was
₹
 13 million ($ 0 million).
Employee stock option plans of erstwhile Cairn India Limited:
The Company has provided CIESOP share based payment scheme to its employees.
CIESOP plan
There are no specific vesting conditions under CIESOP plan other than completion of the minimum service period of 3 years from the date of grant. Phantom options are exercisable proportionate to the period of service rendered by the employee subject to completion of one year. The exercise period is 7 years from the vesting date.
Details of employees stock option plans is presented below

CIESOP Plan	Year ended March 31, 2019		Year ended March 31, 2020
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	7,130,625	275.5	6,477,059	279.2
Granted during the year	Nil	NA	Nil	NA
Expired during the year	(90,896)	187.0	(658,663)	200.1
Exercised during the year	(235,169)	189.0	Nil	NA
Forfeited / cancelled during the year	(327,501)	287.2	(476,656)	288

Outstanding at the end of the year	6,477,059	279.2	5,341,740	288.2

Exercisable at the end of the year	6,477,059	279.2	5,341,740	288.2

Weighted average share price at the date of exercise of stock options is
₹
 232.7 and
₹
NA
($ NA) for the year ended March 31, 2019 and March 31, 2020 respectively.

Scheme	Range of exercise price in ₹	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2019 are:
CIESOP Plan	200.05-291.25	2.24	279.2
The details of exercise price for stock options outstanding as at March 31, 2020 are:
CIESOP Plan	286.85-291.25	1.46	288.2

Employee share option plan of Vedanta Resources Limited (earlier known as Vedanta Resources Plc)
The value of shares that are awarded to members of the Group is calculated by reference to the individual fixed salary and share-based remuneration consistent with local market practice. ESOP scheme of Vedanta Resources Limited is both tenure and performance based share schemes. The options are indexed to and settled by Parent’s shares (Vedanta Resources Limited shares as defined in the scheme). The options have a fixed exercise price denominated in Parent’s functional currency (10 US cents per share), the performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses.
During the previous year, through an open offer all the outstanding equity settled options were bought back by Vedanta Resources Limited’s parent, Volcan Investments Limited. On account of delisting of Vedanta Resources Limited, the cash based options were also early settled. The accelerated charge on account of early settlement of both the equity settled and cash settled options was recognised in the Consolidated Statement of Profit and Loss.
Amount recovered by the Parent and recognised by the Group for the year ended March 31, 2018 and March 31, 2019 is
₹
 527 million and
₹
 150 million respectively. The Group considers these amounts as not material and accordingly has not provided further disclosures.
During the previous year, the Group has awarded certain cash settled share based options indexed to Parents’ shares (Vedanta Resources Limited shares) / shares of its subsidiaries, as applicable. The total expense recognised on account of cash settled share based plan during the year ended March 31, 2019 and March 31, 2020 is
₹
 206 million and
₹
 221 million ($ 3 million) respectively and the carrying value of cash settled share based compensation liability as at March 31, 2019 and March 31, 2020 is
₹
 343 million and
₹
 511 million ($ 7 million) respectively
Out of the total expense of
₹
 1,186 million and
₹
 980 million ($ 13 million) pertaining to equity settled options and cash settled options for the year ended March 31, 2019 and March 31, 2020 respectively, the Group has capitalised
₹
 10 million and
₹
 253 million ($ 3 million) expense for the year ended March 31, 2019 and March 31, 2020 respectively.